Unaudited Condensed Consolidated Interim Statements of Comprehensive Loss - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Loss for the period	SFr (25,375)	SFr (20,839)	SFr (58,589)	SFr (36,932)
Items that will not be reclassified to profit or loss
Actuarial gain/(loss) of defined benefit plans	26	(375)	613	(375)
Items that may be reclassified subsequently to loss:
Foreign currency translation differences	(152)	(1)	(191)	30
Other comprehensive income (loss) for the period	(126)	(376)	422	(345)
Total comprehensive loss for the period	SFr (25,501)	SFr (21,215)	SFr (58,167)	SFr (37,277)